Consolidated Statements of Changes in Shareholder' Equity $ in Thousands, $ in Thousands	Common stock MXN ($) shares	Additional paid-in capital MXN ($)	Total contributed capital MXN ($)	Reserve for repurchase of shares MXN ($)	Retained earnings MXN ($)	Accumulated other comprehensive income MXN ($)	Total earned capital MXN ($)	Total controlling interest MXN ($)	Total non-controlling interest MXN ($)	USD ($)	MXN ($)
Balances at Dec. 31, 2018	$ 303,394	$ 29,786	$ 333,180	$ 1,466,016	$ 6,534,804	$ 13,178	$ 8,013,998	$ 8,347,178	$ 164,749		$ 8,511,927
Balances (in shares) at Dec. 31, 2018 | shares	393,446,466
Repurchase of shares, net	$ (1,655)		(1,655)	(242,546)			(242,546)	(244,201)			(244,201)
Repurchase of shares, net (in shares) | shares	(2,145,651)
Dividends paid					(1,598,681)		(1,598,681)	(1,598,681)			(1,598,681)
Increase in reserve for repurchase of shares				33,984	(33,984)
Consolidated comprehensive income					3,219,798	(8,984)	3,210,814	3,210,814	7,636		3,218,450
Balances at Dec. 31, 2019	$ 301,739	29,786	331,525	1,257,454	8,121,937	4,194	9,383,585	9,715,110	172,385		9,887,495
Balances (in shares) at Dec. 31, 2019 | shares	391,300,815
Repurchase of shares, net	$ (917)		(917)	(149,083)			(149,083)	(150,000)			(150,000)
Repurchase of shares, net (in shares) | shares	(1,189,259)
Increase in reserve for repurchase of shares				391,629	(391,629)
Consolidated comprehensive income					1,094,358	(9,127)	1,085,231	1,085,231	3,521		1,088,752
Balances at Dec. 31, 2020	$ 300,822	29,786	330,608	1,500,000	8,824,666	(4,933)	10,319,733	10,650,341	175,906		10,826,247
Balances (in shares) at Dec. 31, 2020 | shares	390,111,556
Repurchase of shares, net	$ (3,040)		(3,040)	(471,812)			(471,812)	(474,852)			(474,852)
Repurchase of shares, net (in shares) | shares	(3,942,131)
Dividends paid					(1,979,790)		(1,979,790)	(1,979,790)			(1,979,790)
Consolidated comprehensive income					2,857,265	2,997	2,860,262	2,860,262	6,365	$ 140,060	2,866,627
Balances at Dec. 31, 2021	$ 297,782	$ 29,786	$ 327,568	$ 1,028,188	$ 9,702,141	$ (1,936)	$ 10,728,393	$ 11,055,961	$ 182,271	$ 549,084	$ 11,238,232
Balances (in shares) at Dec. 31, 2021 | shares	386,169,425